Retirement and Severance Benefits (Information for pension plans with accumulated benefit obligations in excess of plan assets and pension plans with projected benefit obligations in excess of plan assets) (Details) (JPY ¥)
In Millions
	Mar. 31, 2011	Mar. 31, 2010
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligations	¥ 1,874,847	¥ 1,917,053
Plan assets	1,028,469	1,058,941
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligations	2,004,552	2,061,648
Plan assets	¥ 1,082,007	¥ 1,125,923